Summary of Significant Accounting Policies - Concentration of Credit Risk and Other Risks and Uncertainties (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 customer	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Concentration Risk [Line Items]
Cash and cash equivalents balances exceeding FDIC insured limits | $	$ 8,500		$ 8,500		$ 12,543	$ 107
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer one
Concentration Risk [Line Items]
Number of customers						1
Concentration risk (as a percent)			20.00%		54.00%	100.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer one | Revision of Prior Period, Adjustment [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)					40.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Number of customers			2		2
Concentration risk (as a percent)			17.00%		39.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer two | Revision of Prior Period, Adjustment [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)					28.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers	0
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Credit Concentration Risk [Member] | Customer one
Concentration Risk [Line Items]
Number of customers			1	1
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Credit Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Number of customers		2			2	2
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer one
Concentration Risk [Line Items]
Concentration risk (as a percent)		20.00%	13.00%	13.00%	22.00%	23.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Concentration risk (as a percent)		24.00%			12.00%	15.00%